Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	GLOBAL X FUNDS
Entity Central Index Key	0001432353
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000239891
Shareholder Report [Line Items]
Fund Name	Global X Emerging Markets ex-China ETF
Class Name	Global X Emerging Markets ex-China ETF
Trading Symbol	EMM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Emerging Markets ex-China ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/emm/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/emm/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets ex-China ETF	$80	0.76%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund is an actively managed exchange-traded fund ("ETF") sub-advised by Mirae Asset Global Investments (Hong Kong) Limited. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities: (i) of issuers in emerging markets; and/or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are deemed by the investment adviser to have a current or future leading position in terms of market share and/or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

The Fund uses the MSCI Emerging Markets ex China Index as its secondary benchmark index (the "Secondary Index"). Using a blended analysis over the 12-month period, the Fund delivered positive absolute and relative performance.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 9.57%, while the Secondary Index increased 11.50%. The Fund had a net asset value of $25.07 per share on November 30, 2023 and ended the reporting period with a net asset value of $27.21 per share on November 30, 2024.

During the reporting period, the highest returns came from Zomato Ltd. and Siemens Limited, which returned 132.30% and 104.61%, respectively. The worst performers were Localiza Rent A Car SA and Global Unichip Corp., which returned -38.18% and -35.85%, respectively.

From November 30th, 2023, through March 31st, 2024, the Fund outperformed the broad emerging markets (“EM”) benchmark led by positioning in Taiwan, South Korea, and India. From the sector side, the Fund benefited most from its stock selection in the Consumer Discretionary and Information Technology sectors. On the other hand, the Fund saw detractions from positioning in the Utilities and Materials sector. From April 1st, 2024, through November 30th, 2024, the Fund slightly underperformed the Secondary Index. The largest contributions came from positions in India, the United Arab Emirates, and South Korea. The largest detractions came from positionings in Taiwan and Indonesia. From a sector perspective the Fund benefited from its underweight in the Materials sector and stock selection in Industrials. On the negative side, the Fund saw detractions from positioning in the Financials and Information Technology sectors.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Emerging Markets ex-China ETF** - $14,666	MSCI Emerging Markets Index (Net) (USD) - $14,013	MSCI Emerging Markets ex China Index (NR) (USD)* - $15,150
Apr/14	$10,000	$10,000	$10,000
Apr/15	$11,010	$10,780	$10,000
Apr/16	$9,354	$8,854	$10,000
Apr/17	$11,417	$10,548	$10,201
Apr/18	$13,948	$12,839	$11,907
Apr/19	$12,952	$12,191	$11,264
Apr/20	$10,994	$10,728	$9,284
Apr/21	$17,511	$15,954	$14,548
Apr/22	$13,984	$13,030	$13,501
Apr/23	$13,494	$12,181	$12,579
Nov/23	$13,384	$12,527	$13,587
Nov/24	$14,666	$14,013	$15,150

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X Emerging Markets ex-China ETFFootnote Reference**	9.57%	2.36%	3.27%
MSCI Emerging Markets Index (Net) (USD)	11.86%	3.20%	3.16%
MSCI Emerging Markets ex China Index (NR) (USD)*	11.50%	6.12%	-%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 25,049,737
Holdings Count | Holding	70
Advisory Fees Paid, Amount	$ 196,523
InvestmentCompanyPortfolioTurnover	83.82%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,049,737	70	$196,523	83.82%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	2.3%
Chile	1.1%
Greece	2.0%
Vietnam	2.1%
Mexico	2.4%
Indonesia	3.5%
United Arab Emirates	3.6%
South Africa	3.7%
Saudi Arabia	4.2%
Brazil	7.9%
South Korea	10.3%
Taiwan	23.1%
India	32.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing ADR	9.8%
ICICI Bank ADR	3.3%
MediaTek	3.2%
Quanta Computer	3.0%
Hon Hai Precision Industry	2.9%
Zomato	2.3%
HDFC Bank ADR	2.1%
Samsung Electronics GDR	2.1%
Apollo Hospitals Enterprise	2.0%
TVS Motor	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes to the Fund since December 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by April 1, 2025 at https://www.globalxetfs.com/funds/emm or upon request at 1-888-493-8631.

Effective April 1, 2024, the Fund's name changed from the Global X Emerging Markets ETF to the Global X Emerging Markets ex-China ETF. Also effective April 1, 2024, the Fund modified its Principal Investment Strategies to reflect a change to its Secondary Index from the MSCI Emerging Markets Index to the MSCI Emerging Markets ex China Index. As of April 1, 2024, the Fund will not consider companies domiciled in or whose equity securities are listed for trading on an exchange in China, as well as companies domiciled in Hong Kong.

Effective April 1, 2024, the Fund also modified its Summary of Principal Risks to remove "China A-Shares Risk" and "Risk of Investing in China."

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/emm/
C000239894
Shareholder Report [Line Items]
Fund Name	Global X Emerging Markets Great Consumer ETF
Class Name	Global X Emerging Markets Great Consumer ETF
Trading Symbol	EMC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Emerging Markets Great Consumer ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/emc/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/emc/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets Great Consumer ETF	$78	0.75%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund is an actively managed exchange-traded fund ("ETF") sub-advised by Mirae Asset Global Investments (Hong Kong) Limited. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities (i) of issuers in emerging markets and/or (ii) that are tied economically to emerging markets, provided that, in either case, the issuers of any such securities are expected to be beneficiaries of the increasing consumption and growing purchasing power of individuals in the world’s emerging markets.

The Fund uses the MSCI Emerging Markets Index as its benchmark index (the “Benchmark Index”). The Benchmark Index is designed to track financial performance of select companies in emerging markets.

For the 12-month period ended November 30, 2024 (the "reporting period"), the Fund increased 7.45% while the Secondary Index increased by 11.86%. The Fund had a net asset value of $24.76 per share on November 30, 2023 and ended the reporting period with a net asset value of $26.26 per share on November 30, 2024.

During the reporting period, the highest returns came from Zomato Ltd. and Taiwan Semiconductor Manufacturing Co., Ltd. Sponsored ADR, which returned 95.96% and 92.10%, respectively. The worst performers were Localiza Rent A Car SA and Nongfu Spring Co., Ltd. Class H, which returned -46.44% and -42.84%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Consumer Discretionary at 25.8% and Information Technology at 20.8%. By country, the Fund had the highest exposure to India at 24.4%, China at 23.7%, and Taiwan at 18.3%.

During the reporting period, the Fund recorded positive absolute performance, but slightly underperformed the Benchmark Index. From a country perspective, the Fund’s stock selection in the United Arab Emirates, South Africa, and Saudi Arabia added the most to fund performance. On the negative side, the Fund saw detractions from positioning in China and Taiwan. From a sector perspective, the Fund benefited from its positioning in Healthcare companies and underweight in Materials companies. On the negative side, its largest detraction came from stock selection in Financials.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Emerging Markets Great Consumer ETF** - $12,061	MSCI Emerging Markets Index (Net) (USD) - $14,013
Apr/14	$10,000	$10,000
Apr/15	$11,186	$10,780
Apr/16	$8,964	$8,854
Apr/17	$10,177	$10,548
Apr/18	$12,848	$12,839
Apr/19	$13,009	$12,191
Apr/20	$12,980	$10,728
Apr/21	$18,306	$15,954
Apr/22	$12,568	$13,030
Apr/23	$11,391	$12,181
Nov/23	$11,225	$12,527
Nov/24	$12,061	$14,013

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Global X Emerging Markets Great Consumer ETFFootnote Reference**	7.45%	-2.03%	1.05%
MSCI Emerging Markets Index (Net) (USD)	11.86%	3.20%	3.16%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 113,042,403
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 1,183,887
InvestmentCompanyPortfolioTurnover	72.71%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$113,042,403	74	$1,183,887	72.71%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	3.5%
Vietnam	1.4%
Greece	1.5%
Mexico	1.8%
South Africa	2.7%
United Arab Emirates	2.9%
Saudi Arabia	3.5%
Indonesia	4.5%
South Korea	4.9%
Brazil	6.2%
Taiwan	18.3%
China	23.7%
India	24.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Taiwan Semiconductor Manufacturing ADR	9.8%
Tencent Holdings	4.7%
Midea Group, Cl A	2.9%
Trip.com Group ADR	2.8%
Hon Hai Precision Industry	2.7%
Kolmar Korea	2.6%
ICICI Bank ADR	2.6%
MediaTek	2.5%
Prestige Estates Projects	2.3%
Apollo Hospitals Enterprise	2.3%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/emc/
C000219481
Shareholder Report [Line Items]
Fund Name	Global X Emerging Markets Bond ETF
Class Name	Global X Emerging Markets Bond ETF
Trading Symbol	EMBD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Emerging Markets Bond ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/embd/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/embd/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Emerging Markets Bond ETF	$42	0.39%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund is an actively managed exchange-traded fund ("ETF") sub-advised by Mirae Asset Global Investments (USA) LLC (the "Sub-Adviser”) that seeks a high level of total return, consisting of both income and capital appreciation, by investing in fixed-rate and floating-rate debt instruments issued by sovereign, quasi-sovereign, and corporate entities from emerging market (“EM”) countries. Under normal circumstances, the Fund will invest at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in emerging market debt, either directly or indirectly. The Fund’s portfolio managers incorporate top-down macro views, consistent with the views of the Sub-Adviser’s Investment Committee, and bottom-up fundamental research to evaluate the attractiveness of select countries and companies that are believed to offer superior risk-adjusted returns.

The Fund uses the JP Morgan EMBI Global Core Index as its secondary benchmark index (the “Secondary Index”). The Secondary Index is a broad U.S. dollar denominated EM debt benchmark that tracks the total return of actively traded debt instruments in EM countries.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 13.47%, while the Secondary Index increased 13.36%. The Fund had a net asset value of $21.59 per share on November 30, 2023 and ended the reporting period with a net asset value of $23.16 per share on November 30, 2024.

During the reporting period, the highest returns came from the 4.125% Argentine Government Bond maturing 09-jul-2035 which returned 95.86%. The worst performing holding was the 5.75% Romanian Government Bond maturing 24-mar-2035 which returned -7.05%.

During the reporting period, by country, the Fund had the highest exposure to Mexico at 8.3% and Chile at 6.7%.

During the reporting period the Fund recorded positive absolute performance, but underperformed the Secondary Index. The Fund delivered a strong return driven by a global-rates rally and positive risk sentiment. The U.S. 10-year Treasury yield, which peaked just below 5% in early October 2023, declined during the period, supported by significant improvements in disinflation trends and anticipation of global interest rate cuts. This favorable environment allowed the high-yield sector to outperform the investment-grade sector. Positive contributions came from the Fund’s overweight positions in high-yield sovereign issuers, including South Africa, Ecuador, and Egypt, along with quasi-sovereign issuers in Mexico.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Emerging Markets Bond ETF - $11599	Bloomberg Emerging Markets USD Aggregate Bond Index* - $10732	JP Morgan EMBI Global Core Index (TR) (USD) - $10707
Jun/20	$10000	$10000	$10000
Nov/20	$11191	$10781	$10979
Nov/21	$11012	$10659	$10791
Nov/22	$9662	$9044	$8930
Nov/23	$10222	$9549	$9445
Nov/24	$11599	$10732	$10707

Average Annual Return [Table Text Block]

Since its inception on June 1, 2020. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/embd/ for current month-end performance.

* As of November 2024, pursuant to new regulatory requirements, the Fund added the Bloomberg Emerging Markets USD Aggregate Bond Index as its new broad-based securities market benchmark to reflect that the Bloomberg Emerging Markets USD Aggregate Bond Index is more broadly representative of the overall applicable securities market.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 201,462,487
Holdings Count | Holding	206
Advisory Fees Paid, Amount	$ 604,230
InvestmentCompanyPortfolioTurnover	35.35%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$201,462,487	206	$604,230	35.35%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Value	Value
Other Countries	41.4%
Exchange Traded Fund	0.6%
Dominican Republic	3.0%
Argentina	3.1%
Egypt	3.3%
Saudi Arabia	3.4%
Hungary	3.3%
Peru	3.5%
United Arab Emirates	4.2%
Brazil	4.4%
United States	5.7%
South Africa	6.4%
Chile	6.7%
Mexico	8.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	5.000%	10/31/25	1.5%
Eskom Holdings SOC	6.350%	08/10/28	1.4%
Argentine Republic Government International Bond	5.000%	01/09/38	1.4%
Peruvian Government International Bond	8.750%	11/21/33	1.3%
Republic of Poland Government International Bond	5.500%	04/04/53	1.3%
Republic of South Africa Government International Bond	7.300%	04/20/52	1.2%
Chile Electricity Lux MPC Sarl	6.010%	01/20/33	1.2%
Empresa Nacional del Petroleo	6.150%	05/10/33	1.1%
Saudi Government International Bond	5.750%	01/16/54	1.1%
Angolan Government International Bond	8.750%	04/14/32	1.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/embd/
C000243178
Shareholder Report [Line Items]
Fund Name	Global X Brazil Active ETF
Class Name	Global X Brazil Active ETF
Trading Symbol	BRAZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X Brazil Active ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/braz/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/braz/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X Brazil Active ETF	$68	0.75%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund is an actively managed exchange-traded fund ("ETF") designed to offer investors direct exposure to the Brazilian Economy. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities of issuers domiciled in Brazil and/or that are tied economically to Brazil.

The Fund uses the MSCI Brazil Index as its secondary benchmark index (the “Secondary Index”). The Secondary Index is designed to measure the performance of the large- and mid-market capitalization segments of the Brazilian market.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund decreased 18.55%, while the Secondary Index decreased 18.01%. The Fund had a net asset value of $27.59 per share on November 30, 2023 and ended the reporting period with a net asset value of $21.72 per share on November 30, 2024.

During the reporting period, the highest returns came from Nu Holdings Ltd. Class A and JBS S.A., which returned 53.93% and 44.20%, respectively. The worst performers were Localiza Rent A Car SA and Brava Energia, which returned -46.44% and -44.28%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Financials at 32.9%, and Energy at 17.5%.

During the reporting period, the Fund recorded negative performance, impacted by Brazil’s challenging macroeconomic environment, currency fluctuations, and uncertain fiscal and monetary policy. The Fund's Energy sector performance was affected by company-specific stoppages at oil fields due to maintenance and regulatory delays, both of which were resolved in the fourth quarter of this year. Additionally, the Fund’s overweight position in industrials was negatively influenced by Brazil's higher interest rates. However, the Fund’s focus on companies with strong market positions and favorable long-term growth prospects helped mitigate some downside risk.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X Brazil Active ETF - $8989	MSCI Emerging Markets Index (Net) (USD)* - $11369	MSCI Brazil Index (NR) (USD) - $9099
Aug/23	$10000	$10000	$10000
Nov/23	$11036	$10164	$11097
Nov/24	$8989	$11369	$9099

Average Annual Return [Table Text Block]

Since its inception on August 16, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/braz/ for current month-end performance.

* As of November 2024, pursuant to new regulatory requirements, the Fund added the MSCI Emerging Markets Index (Net) (USD) as its new broad-based securities market benchmark to reflect that the MSCI Emerging Markets Index (Net) (USD) is more broadly representative of the overall applicable securities market.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 3,040,817
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 25,401
InvestmentCompanyPortfolioTurnover	55.91%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$3,040,817	27	$25,401	55.91%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	1.0%
Consumer Discretionary	5.6%
Consumer Staples	7.6%
Utilities	7.8%
Materials	12.4%
Industrials	13.1%
Energy	17.5%
Financials	32.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Petroleo Brasileiro ADR	9.7%
NU Holdings, Cl A	9.4%
Itau Unibanco Holding ADR	8.2%
Vale ADR, Cl B	7.3%
WEG	5.6%
PRIO	4.8%
Banco Bradesco ADR	4.7%
Raia Drogasil	3.7%
Localiza Rent a Car	3.6%
Banco BTG Pactual	3.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/braz/
C000243177
Shareholder Report [Line Items]
Fund Name	Global X India Active ETF
Class Name	Global X India Active ETF
Trading Symbol	NDIA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Global X India Active ETF (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.globalxetfs.com/funds/ndia/. You can also request this information by contacting us at 1-888-493-8631.
Additional Information Phone Number	1-888-493-8631
Additional Information Website	https://www.globalxetfs.com/funds/ndia/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global X India Active ETF	$83	0.76%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund is an actively managed exchange-traded fund ("ETF") designed to offer investors direct exposure to the Indian Economy. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, measured at the time of purchase, in equity securities: (i) of issuers domiciled in India; and/or (ii) that are tied economically to India provided that, in either case, the issuers of any such securities are deemed by the Adviser to have a current or future leading position in terms of market share and/or market capitalization within their respective country, region, industry, products produced or services offered, as applicable.

The Fund uses the MSCI India Index as its secondary benchmark index (the “Secondary Index”). The Secondary Index is designed to measure the performance of the large- and mid-market capitalization segments of the Indian market.

For the 12-month period ended November 30, 2024 (the “reporting period”), the Fund increased 17.16%, while the Secondary Index increased 23.86%. The Fund had a net asset value of $26.27 per share on November 30, 2023 and ended the reporting period with a net asset value of $30.69 per share on November 30, 2024.

During the reporting period, the highest returns came from Samvardhana Motherson International Limited and Bharti Airtel Limited, which returned 115.16% and 59.20%, respectively. The worst performers were One 97 Communications Ltd. and Avenue Supermarts Ltd., which returned -36.01% and -22.86%, respectively.

During the reporting period, by sector, the Fund had the highest exposure to Financials at 29.6% and Information Technology at 12.1%.

During the reporting period, the Fund recorded positive performance driven by a growing domestic economy, rising exports, steady policy rates, and a narrowing fiscal deficit in India. The Fund benefited from its exposure to Financials, as banks and financial services companies saw increased demand for loans and other products amid a strong economic backdrop. Additionally, the Fund's holdings in the Real Estate sector performed well, supported by favorable supply and demand dynamics. On the downside, some of the Fund’s largest detractors came from an underweight position and stock selection in the Industrials sector. Although the Fund’s positions performed well on an absolute basis, they did not keep pace with the industrial mid-market-capitalization names during the period.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Global X India Active ETF - $12311	MSCI Emerging Markets Index (Net) (USD)* - $11391	MSCI India Index (NR) (USD) - $13136
Aug/23	$10000	$10000	$10000
Nov/23	$10508	$10183	$10606
Nov/24	$12311	$11391	$13136

Average Annual Return [Table Text Block]

Since its inception on August 17, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 1-888-493-8631 or visit https://www.globalxetfs.com/funds/ndia/ for current month-end performance.

* As of November 2024, pursuant to new regulatory requirements, the Fund added the MSCI Emerging Markets Index (Net) (USD) as its new broad-based securities market benchmark to reflect that the MSCI Emerging Markets Index (Net) (USD) is more broadly representative of the overall applicable securities market.

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 25,782,154
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 122,528
InvestmentCompanyPortfolioTurnover	53.06%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of November 30, 2024

Total Net Assets	Number of Portfolio Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$25,782,154	27	$122,528	53.06%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Utilities	2.2%
Health Care	3.1%
Communication Services	3.3%
Real Estate	3.3%
Consumer Staples	6.4%
Materials	7.0%
Industrials	9.0%
Energy	10.0%
Consumer Discretionary	11.3%
Information Technology	12.1%
Financials	29.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Reliance Industries GDR	8.1%
ICICI Bank ADR	7.4%
HDFC Bank	6.6%
Larsen & Toubro	6.3%
Infosys ADR	5.4%
Tata Consultancy Services	4.6%
Axis Bank	4.5%
United Spirits	4.1%
UltraTech Cement	3.6%
Tata Steel	3.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period that are required to be disclosed in this report. For more complete information about other changes to the Fund, you may review the Fund's current prospectus, which is available upon request.

Updated Prospectus Phone Number	1-888-493-8631
Updated Prospectus Web Address	https://www.globalxetfs.com/funds/ndia/